Reinsurance (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 years reinsurers	Dec. 31, 2013	Dec. 31, 2012
Reinsurance Disclosures [Abstract]
Reversal of allowance reinsurance recoverable		$ 42.2
Reinsurance recoveries	189	110	98
Total reinsurance recoverables	1,200.0	793.0	919.0
Carrying value of reinsurance recoverables associated with number of reinsurers	706.0
Number of reinsurers with reinsurance recoverables	2
Reinsurance Recoverable Under Health Care Reform	338
Three Years Reinsurance Agreement With Unrelated Insurer	3
Five Years Reinsurance Agreement With Unrelated Insurer	5
Collateralized Excess Of Loss On Reinsurance Coverage	500	690	540
Establishment of allowance on reinsurance recoverable, net of tax		27.4
Reversal of allowance reinsurance recoverable		42.2
Reversal of allowance on reinsurance recoverable net of tax		27.4
Gain on sale of reinsurance recoverable, net of tax		4.7
Gain on sale of reinsurance recoverable		$ 7.2